Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Goodwill

	12.31.2017	12.31.2016
Cost
Cofesur S.A.	18,942,491	18,942,491
Recycomb S.A.U.	2,873,689	2,873,689
La Preferida de Olavarría S.A.	17,531,254	17,531,254

Total	39,347,434	39,347,434

Summary of Goodwill Allocated to Cash Generating Units

For purposes of impairment testing, goodwill was allocated to the following cash generating units:

	12.31.2017	12.31.2016
Railroad	18,942,491	18,942,491
Aggregates	2,873,689	17,531,254
Others	17,531,254	2,873,689
Total	39,347,434	39,347,434